UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED
ENTERPRISES MONEY MARKET FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2014

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC. March 31, 2014

Investments	Yield(1)	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES SECURITIES 58.27%

Federal Home Loan Bank	0.05%	4/9/2014	$29,750	$29,749,669
Federal Home Loan Bank	0.06%	4/16/2014	29,000	28,999,251
Federal Home Loan Bank	0.08%	4/2/2014	15,000	14,999,966
Federal Home Loan Bank	0.08%	6/6/2014	22,600	22,596,893
Federal Home Loan Bank	0.08%	6/11/2014	13,300	13,298,059
Federal Home Loan Bank	0.08%	6/13/2014	19,300	19,297,065
Federal Home Loan Bank	0.09%	4/4/2014	4,000	3,999,970
Federal Home Loan Bank	0.09%	7/16/2014	6,200	6,198,448
Federal Home Loan Bank	0.09%	9/12/2014	2,100	2,099,187
Federal Home Loan Bank	0.09%	9/19/2014	2,700	2,698,910
Federal Home Loan Bank	0.09%	9/24/2014	2,400	2,399,003
Federal Home Loan Bank	0.09%	9/26/2014	7,800	7,796,722
Federal Home Loan Bank	0.10%	6/18/2014	7,700	7,698,332
Federal Home Loan Bank	0.10%	9/5/2014	8,500	8,496,478
Federal Home Loan Bank	0.12%	5/16/2014	8,000	7,998,850
Federal Home Loan Bank	0.12%	5/23/2014	16,258	16,255,299
Federal Home Loan Bank	0.12%	5/23/2014	10,000	9,998,267
Federal Home Loan Bank	0.12%	5/28/2014	6,000	5,998,841
Federal Home Loan Bank	0.13%	6/6/2014	8,000	7,998,093
Federal Home Loan Mortgage Corp.	0.06%	4/7/2014	12,000	11,999,880
Federal Home Loan Mortgage Corp.	0.08%	5/5/2014	2,500	2,499,823
Federal Home Loan Mortgage Corp.	0.09%	4/3/2014	5,399	5,398,973
Federal Home Loan Mortgage Corp.	0.09%	4/21/2014	4,000	3,999,800
Federal Home Loan Mortgage Corp.	0.09%	7/21/2014	4,200	4,198,899
Federal Home Loan Mortgage Corp.	0.09%	8/18/2014	3,046	3,045,000
Federal Home Loan Mortgage Corp.	0.09%	9/2/2014	1,300	1,299,527
Federal Home Loan Mortgage Corp.	0.09%	9/2/2014	6,000	5,997,690
Federal Home Loan Mortgage Corp.	0.09%	9/5/2014	3,400	3,398,666
Federal Home Loan Mortgage Corp.	0.09%	9/8/2014	2,000	1,999,182
Federal Home Loan Mortgage Corp.	0.09%	9/15/2014	3,000	2,998,789
Federal Home Loan Mortgage Corp.	0.10%	5/6/2014	6,000	5,999,417
Federal Home Loan Mortgage Corp.	0.11%	5/6/2014	12,000	11,998,775
Federal Home Loan Mortgage Corp.	0.11%	5/12/2014	18,000	17,997,745
Federal Home Loan Mortgage Corp.	0.11%	5/19/2014	10,000	9,998,533
Federal Home Loan Mortgage Corp.	0.13%	6/16/2014	7,000	6,998,079
Federal National Mortgage Assoc.	0.06%	4/30/2014	5,000	4,999,758
Federal National Mortgage Assoc.	0.08%	7/16/2014	6,250	6,248,528
Federal National Mortgage Assoc.	0.08%	8/20/2014	9,800	9,796,929
Federal National Mortgage Assoc.	0.09%	7/2/2014	9,400	9,397,838
Federal National Mortgage Assoc.	0.09%	7/30/2014	2,500	2,499,292
Federal National Mortgage Assoc.	0.11%	8/13/2014	5,800	5,797,733
Federal National Mortgage Assoc.	0.12%	7/23/2014	15,000	14,994,350
Total Government Sponsored Enterprises Securities (cost $372,140,509)				372,140,509

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC. March 31, 2014

Investments	Yield(1)	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 17.19%

U.S. Treasury Bill	0.05%	4/17/2014	$27,400	$27,399,379
U.S. Treasury Note	0.25%	4/30/2014	15,000	15,002,087
U.S. Treasury Note	0.75%	6/15/2014	31,000	31,042,392
U.S. Treasury Note	2.38%	8/31/2014	24,400	24,630,995
U.S. Treasury Note	2.63%	7/31/2014	11,600	11,698,095
Total U.S. Treasury Obligations (cost $109,772,948)				109,772,948

SHORT-TERM INVESTMENTS 24.52%

REPURCHASE AGREEMENTS

Repurchase Agreement dated 3/31/2014, Zero Coupon due 4/1/2014 with Fixed Income Clearing Corp. collateralized by $13,865,000 of U.S. Treasury Note at 0.25% due 6/30/2014; value: $13,882,331; proceeds: $13,609,864			13,610	13,609,864
Repurchase Agreement dated 3/31/2014, 0.07% due 4/1/2014 with Goldman Sachs Group, Inc. (The) collateralized by $19,960,000 of Federal Home Loan Bank at 0.65% due 9/19/2016; $30,000,000 of Federal Home Loan Mortgage Corp. at Zero Coupon due 8/15/2014; $6,700,000 of Federal Home Loan Mortgage Corp. at 1.25% due 8/1/2019; $27,644,000 of Federal Home Loan Mortgage Corp. at 5.625% due 11/23/2035; $29,500,000 of Federal National Mortgage Assoc. at 0.50% due 7/2/2015; $29,725,000 of Federal National Mortgage Assoc. at 0.50% due 9/28/2015; value: $145,860,895; proceeds: $143,000,000			143,000	143,000,000
Total Repurchase Agreements (cost $156,609,864)				156,609,864
Total Investments in Securities 99.98% (cost $638,523,321)*				638,523,321
Other Assets in Excess of Liabilities 0.02%				145,300
Net Assets 100.00%				$638,668,621

*	Cost for Federal income tax purposes is $638,523,321. Weighted average maturity of investments: 52 days.
(1)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC. March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Government Sponsored Enterprises Securities	$—	$372,140,509	$—	$372,140,509
U.S. Treasury Obligations	—	109,772,948	—	109,772,948
Repurchase Agreements	—	156,609,864	—	156,609,864
Total	$—	$638,523,321	$—	$638,523,321

(1)	Refer to note 2(d) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	There were no level transfers during the period ended March 31, 2014.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities. These securities are commonly known as money market instruments.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund values securities utilizing the amortized cost method, which approximates fair value. Under the amortized cost method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates fair value due to the short duration of the issue.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of March 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Notes to Schedule of Investments (unaudited)(concluded)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 22, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 22, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 22, 2014